WARRANT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
WARRANT LIABILITIES
Schedule of warrant liabilities

Six Months Ended
June 30, 2025
US$
Balance as of December 31, 2024	800
Change in fair values	45
Balance as of June 30, 2025	845